Other assets, income, expenses and non-controlling interest - Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities [Abstract]
Costs related to energy assets	$ 0	$ 798
Foreign exchange (gain) loss	470	772
Increase in contingent consideration related to the Tocqueville transaction	4,449	4,717
Other	7,660	4,207
Total other expenses (credits)	12,579	10,494
Net income attributable to non-controlling interest	93	$ 759
Legacy transaction costs	$ 2,600